Flow-through Share Premium Liability	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Flow-through Share Liability

As at December 31, 2018, the Company has a flow-through share premium liability of $317 (December 31, 2017 - $185) in relation to the various flow-through share financings completed since 2017 (see note 13(b) for full details of the financings).

Flow-through shares are issued at a premium, calculated as the difference between the price of a flow-through share and the price of a common share at that date, as tax deductions generated by the eligible expenditures are passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced.

Below is a summary of the flow-through financings and the related flow-through share premium liability generated by each financing:

	Shares issued	Flow-through share price	Premium per flow-through share	Flow-through premium liability
January 24, 2017	4,590,818	$5.01	$1.34	$6,151
March 23, 2018*	1,091,826	$2.35	$0.67	737
August 16, 2018	4,299,375	$1.60 - $1.87	$0.30 - $0.57	1,742
	9,982,019			$8,630

* Note that the March 23, 2018 flow-through shares were priced in USD with a flow-through price per share of US$1.82 and a flow-through premium of US$0.52 per share.

The following table is a continuity of the flow-through share funding and expenditures along with the corresponding impact on the flow-through share premium liability:

	Flow-through funding and expenditures
	BC	Nunavut	Total	Flow-through premium liability
Balance at January 1, 2017	$-	$-	$-	$-
Flow-through funds raised	7,500	15,500	23,000	6,151
Flow-through eligible expenditures	(6,807)	(15,500)	(22,307)	(5,966)
Balance at December 31, 2017	693	-	693	185
Flow-through funds raised	1,870	8,023	9,893	2,479
Flow-through eligible expenditures	(1,826)	(7,590)	(9,416)	(2,347)
Balance at December 31, 2018	$737	$433	$1,170	$317